Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 212-578-9071

September 8, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	General American Separate Account Eleven

File No. 811-04901

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2021 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the General American Separate Account Eleven of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Semi-Annual Reports for certain portfolios of the JPMorgan Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000909221, File No. 811-07874;

The Semi-Annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371; and

The Semi-Annual Reports for certain portfolios of Van Eck VIP Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Associate General Counsel

Metropolitan Tower Life Insurance Company